OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

December 1, 2011

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Main Street Select Fund (the “Registrant”)

     Reg. No. 333-40186; File No. 811-10001

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 23, 2011.

Sincerely,

/s/ Emily Petkun Ast

------------------------------------

    Emily Petkun Ast

    Assistant Vice President &

    Assistant Counsel

    212-323-5086

    east@oppenheimerfunds.com

cc:     K&L Gates LLP

         Gloria LaFond

         Taylor Edwards